Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions

Note 4 – Related Party Transactions

Pursuant to an agreement dated June 2013 and amended on May 20, 2019, TBG Holdings Corp. (“TBG”) was engaged to provide business advisory services, manage and direct our public relations, provide recruiting services, develop and maintain material for market makers and investment bankers, provide general administrative services, and respond to incoming investor relations calls. TBG is owned in part by Neil Swartz, the Company’s Interim Chief Executive Officer and director, and a significant stockholder of the Company, and Timothy Hart, the Company’s Chief Financial Officer and director, and a significant stockholder of the Company. Neil Swartz and Timothy Hart are the Company’s sole members of the Board of Directors. Under this agreement, we pay TBG a monthly fee of $40,000. During the three and six month periods ended June 30, 2020 and 2019, the Company expensed $120,000 and $240,000, respectively, of related party management fees related to this agreement.

R3 Accounting LLC (“R3”), owned by Mr. Hart, provides accounting, tax and bookkeeping services to the Company. During the three and six month periods ended June 30, 2020 and 2019, the Company expensed $103,500 and $37,550 and $141,000 and $130,550, respectively, related to R3 services.

Accounts receivable / (Accounts payable and accrued expenses) to related parties are as follows:

Related Party	At June 30, 2020	At December 31, 2019
TBG	$45,430	$(241,870)
R3	(19,931)	(19,931)
	$25,499	$(261,801)

Note 6 – Related Party Transactions

Pursuant to an agreement dated June 2013 and amended in May 2019, TBG Holdings Corp. (“TBG”), was engaged to provide business advisory services, manage and direct our public relations, provide recruiting services, develop and maintain material for market makers and investment bankers, provide general administrative services, and respond to incoming investor relations calls. TBG is owned in part by Neil Swartz, the Company’s Chief Executive Officer and director, and a significant stockholder of the Company, and Timothy Hart, the Company’s Chief Financial Officer and director, and a significant stockholder of the Company. Under this agreement, we pay TBG a revised monthly  fee of $40,000. During the years ended December 31, 2019 and 2018, the Company expensed $480,000 and $300,000, respectively, of related party management fees related to this agreement.

R3 Accounting LLC (“R3”), owned by Mr. Hart, provides accounting, tax and bookkeeping services to the Company. During the years ended December 31, 2019 and 2018, the Company expensed $236,275 and $100,000, respectively, related to R3 services.

Accounts receivable (accounts payable and accrued expenses) to related parties are as follows:

Related Party	At December 31, 2019	At December 31, 2018
TBG	$(241,870)	$160,590
R3	(19,931)	(21,931)
	$(261,801)	$138,659